Shareholder Report, Average Annual Return (Details)	12 Months Ended	58 Months Ended
	Apr. 30, 2026	Apr. 30, 2026
ZEGA Buy and Hedge ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	20.15%	5.20%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.06%	(0.13%)
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	31.05%	12.71%